Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	861.30
Total Transaction Valuation	9,900,000.00
Total Offset Amount	0.00
Net Fee	$ 861.30
Offering Table N/A
Offset Table N/A	N/A